Designated accounting hedges	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Designated accounting hedges

Note 13	Designated accounting hedges

Hedge accounting
We apply hedge accounting as part of managing the market risk of certain non-trading portfolios arising from changes due to interest rates, foreign exchange rates, and equity market prices. Please see the shaded sections of

“Non-trading activities” on page 66 of the MD&A for further information on our risk management strategy for these risks. See Note 12 for further information on the derivatives used by CIBC.
Interest rate risk
The majority of our derivative contracts used to hedge certain exposures to benchmark interest rate risk are interest rate swaps. For fair value hedges, we convert our fixed interest rate exposures from the hedged financial instruments to floating interest rate exposures. For cash flow hedges, we convert certain exposures to cash flow variability from our variable rate instruments to fixed interest rate exposures.
Foreign currency risk
For our fair value hedges, we mainly use various combinations of cross-currency interest rate swaps and interest rate swaps to hedge our exposures to foreign currency risk together with interest rate risk, converting our fixed foreign currency rate exposures to floating functional currency rate exposures.
For our cash flow hedges, the majority of our derivative contracts are used to hedge our exposures to cash flow variability arising from fluctuations in foreign exchange rates, and mainly consist of cross-currency interest rate swaps. We also use foreign exchange forwards and synthetic forwards created from interest rate swaps to hedge certain foreign currency contractual expenses.

For NIFO hedges, we use a combination of foreign denominated deposit liabilities and foreign exchange forwards to manage our foreign currency exposure of our NIFOs with a functional currency other than the Canadian dollar.
Equity price risk
We use cash
-
settled total return swaps in designated cash flow hedge relationships to hedge changes in CIBC’s share price in respect of certain cash-settled share-based compensation awards. Note 17 provides details on our cash-settled share-based compensation plans.
For the hedge relationships above, hedge effectiveness is assessed at the inception of the hedge relationship and on an ongoing basis, primarily using the dollar offset method. The sources of hedge ineffectiveness are mainly attributed to the following:
•	Utilization of hedging instruments that have a non-zero fair value at the inception of the hedge relationship;
•	Differences in fixed rates, when contractual coupons of the fixed rate hedged items are designated;
•	Differences in the discounting factors between the hedged item and the hedging instruments arising from different rate reset frequencies and timing of cash flows; and
•
Differences in the discount curves to determine the basis adjustments of the hedged items and the fair value of the hedging derivatives, including from the application of OIS and CVA to the valuation of derivatives when they are applicable.

Designated hedging instruments
The following table provides a summary of financial instruments designated as hedging instruments:

$ millions, as at October 31		Notional amount of the hedging instrument (1)	Maturity range			Fair value of the hedging derivatives		Gains (losses) on changes in fair value used for calculating hedge ineffectiveness
			Less than 1 year	1-5 years	Over 5 years	Assets	Liabilities
2019	Cash flow hedges
	Foreign exchange risk
	Foreign exchange forwards	$17	$17	$–	$–	$–	$–		$(7)
	Cross-currency interest rate swaps	6,619	859	5,760	–	104	177		(168)
	Interest rate risk
	Interest rate swaps	18,180	3,122	15,058	–	4	–		193
	Equity share price risk
	Equity swaps	1,203	1,030	173	–	93	–		(1)
		$26,019	$5,028	$20,991	$–	$201	$177		$17
	NIFO hedges
	Foreign exchange risk
	Foreign exchange forwards	$598	$598	$–	$–	$7	$2		$–
	Deposits (2)	17,616	17,616	–	–	n/a	n/a		6
		$18,214	$18,214	$–	$–	$7	$2		$6
	Fair value hedges
	Interest rate risk
	Interest rate swaps	$194,398	$63,723	$114,455	$16,220	$291	$219		$(276)
	Foreign exchange / interest rate risk
	Cross-currency interest rate swaps	34,627	7,226	20,597	6,804	339	682		41
	Interest rate swaps	16,477	2,937	10,158	3,382	155	–		142
		$245,502	$73,886	$145,210	$26,406	$785	$901		$(93)
		$289,735	$97,128	$166,201	$26,406	$993	$1, 080	$	(70)
2018	Cash flow hedges
	Foreign exchange risk
	Foreign exchange forwards	$138	$138	$–	$–	$2	$–		$(5)
	Cross-currency interest rate swaps	18,421	13,377	5,044	–	351	234		82
	Interest rate risk
	Interest rate swaps	4,468	395	4,073	–	–	15		(57)
	Equity share price risk
	Equity swaps	1,406	173	1,233	–	–	89		26
		$24,433	$14,083	$10,350	$–	$353	$338		$46
	NIFO hedges
	Foreign exchange risk
	Foreign exchange forwards	$193	$193	$–	$–	$11	$6		$(4)
	Deposits (2)	17,158	17,158	–	–	n/a	n/a		(388)
		$17,351	$17,351	$–	$–	$11	$6		$(392)
	Fair value hedges
	Interest rate risk
	Interest rate swaps	$174,556	$50,347	$110,948	$13,261	$380	$164		$(36)
	Foreign exchange / interest rate risk
	Cross-currency interest rate swaps	36,308	15,528	19,267	1,513	799	795		(63)
	Interest rate swaps	17,310	3,850	12,817	643	23	–		(15)
		$228,174	$69,725	$143,032	$15,417	$1,202	$959		$(114)
		$269,958	$101,159	$153,382	$15,417	$1,566	$1,303		$(460)

(1)
For some hedge relationships, we apply a combination of derivatives to hedge the underlying exposures, therefore, the notional amounts of the derivatives generally exceed the carrying amount of the hedged items.

(2)	Notional amount represents the principal amount of deposits as at October 31, 2019 and October 31, 2018.
n/a	Not applicable.

The following table provides the average rate or price of the hedging derivatives:

As at October 31			Average exchange rate (1)		Average fixed interest rate (1)	Average share price
2019	Cash flow hedges
	Foreign exchange risk
	Foreign exchange forwards	USD – CAD	1.32		n/a	n/a
	Cross-currency interest rate swaps	AUD – CAD	0.99		n/a	n/a
		EUR – CAD	1.51		n/a	n/a
		GBP – CAD	1.66		n/a	n/a
		USD – CAD	1.32		n/a	n/a
	Interest rate risk
	Interest rate swaps		n/a	CAD	2.10%	n/a
			n/a	USD	1.62%	n/a
	Equity share price risk
	Equity swaps		n/a		n/a	$108.59
	NIFO hedges
	Foreign exchange risk
	Foreign exchange forwards	AUD – CAD	0.90		n/a	n/a
		HKD – CAD	0.17		n/a	n/a
		USD – CAD	1.31		n/a	n/a
	Fair value hedges
	Interest rate risk
	Interest rate swaps		n/a	CAD	1.93%	n/a
	Foreign exchange / interest rate risk
	Cross-currency interest rate swaps	EUR – CAD	1.30		0.12%	n/a
		GBP – CAD	1.65		1.06%	n/a
		USD – CAD	1.32		1.61%	n/a
	Interest rate swaps		n/a	EUR	0.08%	n/a
			n/a	GBP	0.71%	n/a
2018	Cash flow hedges
	Foreign exchange risk
	Foreign exchange forwards	USD – CAD	1.29		n/a	n/a
	Cross-currency interest rate swaps	EUR – CAD	1.51		n/a	n/a
		GBP – CAD	1.72		n/a	n/a
		USD – CAD	1.28		n/a	n/a
	Interest rate risk
	Interest rate swaps		n/a	CAD	2.45%	n/a
			n/a	USD	2.16%	n/a
	Equity share price risk
	Equity swaps		n/a		n/a	$109.52
	NIFO hedges
	Foreign exchange risk
	Foreign exchange forwards	AUD – CAD	0.93		n/a	n/a
		HKD – CAD	0.17		n/a	n/a
		JPY – CAD	0.01		n/a	n/a
	Fair value hedges
	Interest rate risk
	Interest rate swaps		n/a	CAD	1.84%	n/a
	Foreign exchange / interest rate risk
	Cross-currency interest rate swaps	EUR – CAD	1.49		0.10%	n/a
		GBP – CAD	1.60		1.06%	n/a
		USD – CAD	1.30		2.36%	n/a
	Interest rate swaps		n/a	EUR	0.05%	n/a
			n/a	GBP	0.78%	n/a

(1)	Includes average foreign exchange rates and interest rates relating to significant hedging relationships.
n/a	Not applicable.

Designated hedged items
The following table provides information on designated hedged items:

		Carrying amount of the hedged item		Accumulated amount of fair value hedge adjustments on the hedged item		Gains (losses) on change in fair value used for calculating hedge ineffectiveness
$ millions, as at or for the year ended October 31		Assets	Liabilities	Assets	Liabilities
2019	Cash flow hedges (1)
	Foreign exchange risk
	Forecasted expenses	n/a	n/a	n/a	n/a	$7
	Deposits	$–	$2,860	n/a	n/a	168
	Interest rate risk	–	–	n/a	n/a	–
	Loans	18,169	–	n/a	n/a	(193)
	Equity share price risk	–	–	n/a	n/a	–
	Share-based payment	–	1,169	n/a	n/a	1
		$18,169	$4,029	n/a	n/a	$(17)
	NIFO hedges	$18,214	$–	n/a	n/a	$(6)
	Fair value hedges (2)
	Interest rate risk
	Securities	$25,763	$–	$633	$–	$1,013
	Loans	62,987	–	132	–	1,151
	Deposits	–	84,173	–	533	(1,750)
	Subordinated indebtedness	–	3,761	–	89	(137)
	Foreign exchange / interest rate risk
	Loans	6	–	–	–	–
	Deposits	–	17,222	–	57	(180)
		$88,756	$105,156	$765	$679	$97
2018	Cash flow hedges (1)
	Foreign exchange risk
	Forecasted expenses	n/a	n/a	n/a	n/a	$5
	Deposits	$–	$13,456	n/a	n/a	(81)
	Interest rate risk
	Loans	4,463	–	n/a	n/a	57
	Equity share price risk
	Share-based payment	–	1,186	n/a	n/a	(27)
		$4,463	$14,642	n/a	n/a	$(46)
	NIFO hedges	$17,351	$–	n/a	n/a	$392
	Fair value hedges (2)
	Interest rate risk
	Securities	$17,046	$–	$(370)	$–	$(338)
	Loans	61,363	–	(1,036)	–	(626)
	Deposits	–	72,839	–	(1,205)	907
	Subordinated indebtedness	–	3,893	–	(48)	58
	Foreign exchange / interest rate risk
	Loans	6	–	–	–	–
	Deposits	–	19,844	–	(112)	82
		$78,415	$96,576	$(1,406)	$(1,365)	$83

(1)	As at October 31, 2019, the amount remaining in AOCI related to discontinued cash flow hedges was immaterial (2018: immaterial).
(2)
As at October 31, 2019, the accumulated fair value hedge net liability adjustment remaining on the consolidated balance sheet related to discontinued fair value hedges was $
1
1
2
 million (2018: $153 million).

n/a	Not applicable.

Hedge accounting gains (losses) on the consolidated statement of income and consolidated statement of comprehensive income

$ millions, for the year ended October 31		Beginning balance of AOCI – hedge reserve (after-tax)	Change in the value of the hedging instrument recognized in OCI (before-tax)	Amount reclassified from accumulated OCI to income (before-tax) (1)	Tax benefit (expense)	Ending balance of AOCI hedge reserve (after-tax)	Hedge ineffectiveness gains (losses) recognized in income
2019	Cash flow hedges
	Foreign exchange risk	$5	$(1)	$(8)	$2	$(2)	$–
	Interest rate risk	(45)	188	6	(51)	98	–
	Equity share price risk	22	(1)	(6)	2	17	–
		$(18)	$186	$(8)	$(47)	$113	$–
	NIFO hedges – foreign exchange risk
	Hedges of net investment in foreign operations	$(1,129)	$6	$–	$(16)	$(1,139)	$–
2018	Cash flow hedges
	Foreign exchange risk	$5	$6	$(6)	$–	$5	$–
	Interest rate risk	(3)	(56)	(2)	16	(45)	–
	Equity share price risk	31	17	(27)	1	22	(1)
		$33	$(33)	$(35)	$17	$(18)	$(1)
	NIFO hedges – foreign exchange risk
	Hedges of net investment in foreign operations	$(780)	$(392)	$–	$43	$(1,129)	$–
(1)
During the year ended October 31, 2019, the amount reclassified from AOCI to net income for cash flow hedges of forecasted transactions that were no longer expected to occur was immaterial
 (2018: nil).

$ millions, for the year ended October 31		Gains (losses) on the hedging instruments	Gains (losses) on the hedged items attributable to hedged risk	Hedge ineffectiveness gains (losses) recognized in income
2019	Fair value hedges
	Interest rate risk	$(276)	$277	$1
	Foreign exchange / interest rate risk	183	(180)	3
		$(93)	$97	$4
2018	Fair value hedges
	Interest rate risk	$(36)	$1	$(35)
	Foreign exchange / interest rate risk	(78)	82	4
		$(114)	$83	$(31)
The following table presents hedge ineffectiveness gains (losses) recognized in the consolidated statement of income for 2017:

$ millions, for the year ended October 31	2017
Fair value hedges (1)
Gains (losses) on hedging instruments	$(24)
Gains (losses) on hedged items attributable to hedged risks	73
$49
Cash flow hedges (2)(3)	$–

(1)	Recognized in Net interest income.
(2)	Recognized in Non-interest income – Other and Non-interest expenses – Other.
(3)	Includes NIFO hedges.
Portions of derivative gains (losses) that by designation were excluded from the assessment of hedge effectiveness for fair value, cash flow, and NIFO hedging activities are included in the consolidated statement of income, and are not significant for the year ended October 31, 2017.